Segment and Geographic Information (Major Components of Income (Loss) Before Income Taxes) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Other (Inc. elimination) [Member] USD ($)	Mar. 31, 2011 Other (Inc. elimination) [Member] JPY (¥)	Mar. 31, 2010 Other (Inc. elimination) [Member] JPY (¥)	Mar. 31, 2009 Other (Inc. elimination) [Member] JPY (¥)	Mar. 31, 2011 Corporate Items [Member] USD ($)	Mar. 31, 2011 Corporate Items [Member] JPY (¥)	Mar. 31, 2010 Corporate Items [Member] JPY (¥)	Mar. 31, 2009 Corporate Items [Member] JPY (¥)	Mar. 31, 2010 Noncontrolling Interest and Earnings Losses Equity Investments [Member] JPY (¥)	Mar. 31, 2009 Noncontrolling Interest and Earnings Losses Equity Investments [Member] JPY (¥)
Net gain (loss) related to economic hedging transactions					$ 28	¥ 2,290	¥ 3,323	¥ 28,032
Realized gain (loss) on investments in equity securities held for operating purposes					2	219	(3,365)	(2,363)
Equity in earnings (loss) of affiliates	40	3,264	288	(1,219)	109	8,996	7,765	(718)
Other					(12)	(985)	(135,725)	(19,838)	(403)	(33,327)	(83,291)	(70,533)
Impairment losses of affiliated companies													2,974	97,880
Total	$ 1,331	¥ 110,151	¥ 95,840	¥ (757,128)	$ (276)	¥ (22,807)	¥ (211,293)	¥ (65,420)